Description of the business and organization	12 Months Ended
Dec. 31, 2024
Description of the business and organization
Description of the business and organization
1.	Description of the business and organization

(a) Description of the business

Atour Lifestyle Holdings Limited (“Atour” or the “Company”), is a holding company incorporated in the Cayman Islands. The principal business activities of the Company are to develop lifestyle brands around hotel offerings in the People’s Republic of China (the “PRC”). On November 11, 2022, the Company completed its IPO on NASDAQ in the United States under the stock code “ATAT”.